BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations1 [Abstract]
Schedule of Information Related to Business Combinations
The table below gives additional details related to these acquisitions:

Fair value of the consideration transferred at the acquisition date
Down payment (1)	351,759
Working capital adjustment	505
Installment Payments (2)	39,659
Contingent consideration (3)	59,062
Total consideration	450,985
(1) Payment in cash 286,695 and 65,064 in G-shares (including 139,564 in cash and 32,320 in G-shares related to Pentalog acquisition).
(2) Contains 37,005 of liability, current and non-current, payable in a variable number of shares (including 10,066 related to Pentalog acquisition).
(3) Consist of 11,463 and 47,599 as Other financial liabilities current and non-current, respectively.

	As of Acquisition Date
	2023		2022
Current assets
Cash and cash equivalents	33,004		46,075
Investments	1,327		1,152
Trade receivables	62,692		33,539
Other receivables	24,006		8,022
Indemnification asset	4,088	—	—
Other assets	—		3

Non current assets
Other receivables	2,743		372
Other financial assets	3		—
Property and equipment	3,382		1,323
Intangibles (1)	36,800		83,215
Right-of-use asset	3,740		3,624
Deferred tax	2,244		8,498
Investment in associates	—		717
Goodwill (2)	401,164		184,036

Current liabilities
Trade and other payables	(29,422)		(23,217)
Lease liabilities	(3,883)		(716)
Tax liabilities	(13,848)		(6,101)
Payroll and social security	(28,527)		(10,772)
Other liabilities	(466)		(571)
Borrowings	(4,105)		(2,958)

Non current liabilities
Deferred tax liabilities	(5,185)		(9,647)
Lease liabilities	(10)		(3,076)
Borrowings	(26,590)		(52)
Contingencies	(4,159)		(569)

Non-controlling interest (3)	(8,013)		(45,216)

Total consideration	450,985		267,681

(1) As of Acquisition Date in, 2023 and 2022, the amount of 35,811 and 34,250, respectively, have been allocated to customer relationships and contracts (including 22,364 related to Pentalog acquisition), 38 and 33,370 as licenses and platforms, respectively.
(2) Goodwill has arisen because the consideration paid for these acquisitions included amounts in relation to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of acquired companies. Only the customer contracts and relationships, internally used software, platforms and non-compete agreements are recognized as intangible. The other benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets. As of December 31, 2023 and 2022, 401,163 and 184,036, are not deductible for tax purposes, respectively.
(3)Non-controlling interest in acquired companies are measured at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets at its fair values.
The Company completed the fair value determination of the consideration for the acquisition of Adbid and Sports Reinvention Entertainment Group S.L within the measurement period, resulting in:

December 31, 2022
Decrease Working Capital	(1,128)
Intangible Assets recognized	960
Goodwill	(4,252)
Other financial liabilities - decrease in contingent consideration	4,167
Non-controlling interest	253

Schedule of Reconciliation of Changes in Goodwill
A reconciliation of the goodwill from opening to closing balances is as follows:

	As of December 31,
	2023	2022
Cost
Balance at beginning of year	734,952	567,451
Additions related to new acquisitions (note 26.2)	401,163	184,036
Translation	25,293	(17,322)
Measurement period adjustment	2,275	787
Balance at end of year	1,163,683	734,952

Schedule of Effect of Offsetting on Acquisition

As of December 31, 2023
Gross Amount	10,266
Gross amount set off in the balance sheet	4,088
Net amount presented in the balanced sheet	6,178